Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
Goodwill

9.                          Goodwill

The changes in the carrying amount of goodwill as of December 31, 2010 and 2011 are as follows:

	December 31
	2010	2011
	RMB’000	RMB’000	US$’000

Beginning balance	16,989	16,989	2,699
Less: Disposal of Shanghai JNet	—	(16,989)	(2,699)

	16,989	—	—

As of December 31, 2010, the Company assessed impairment on its goodwill derived from its acquisition of JNet Group. As there was no impairment indicator, no new impairment loss was recorded in 2010.

On December 26, 2011, upon the disposal and deconsolidation of Shanghai JNet (Note 4(b)), the Company derecognized the goodwill related with Shanghai JNet as a component of the net assets sold and disposed of (Note 4(b)).